--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC
    Performance Chart.......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        4
    Statement of Operations.................................        5
    Statements of Changes in Net Assets.....................        6
    Financial Highlights....................................        7
    Notes to Financial Statements...........................        8
    Report of Independent Certified Public Accountants......       10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE
 SERIES
    Performance Chart.......................................       11
    Schedule of Investments.................................       12
    Statement of Assets and Liabilities.....................       14
    Statement of Operations.................................       15
    Statements of Changes in Net Assets.....................       16
    Financial Highlights....................................       17
    Report of Independent Certified Public Accountants......       20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000 VALUE INDEX
MARCH 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP VALUE PORTFOLIO III  RUSSELL 1000 VALUE INDEX
                                    $10,000                   $10,000
Mar. 95                             $10,153                   $10,219
Apr. 95                             $10,526                   $10,542
May. 95                             $11,070                   $10,986
Jun. 95                             $11,318                   $11,135
Jul. 95                             $11,804                   $11,523
Aug. 95                             $12,167                   $11,685
Sep. 95                             $12,578                   $12,108
Oct. 95                             $12,062                   $11,988
Nov. 95                             $12,728                   $12,596
Dec. 95                             $12,815                   $12,912
Jan. 96                             $13,180                   $13,315
Feb. 96                             $13,378                   $13,416
Mar. 96                             $13,842                   $13,644
Apr. 96                             $14,069                   $13,696
May. 96                             $14,307                   $13,867
Jun. 96                             $13,882                   $13,878
Jul. 96                             $13,270                   $13,354
Aug. 96                             $13,794                   $13,736
Sep. 96                             $14,071                   $14,282
Oct. 96                             $14,525                   $14,835
Nov. 96                             $15,573                   $15,911
Dec. 96                             $15,420                   $15,707
Jan. 97                             $15,974                   $16,469
Feb. 97                             $16,292                   $16,711
Mar. 97                             $15,544                   $16,109
Apr. 97                             $16,057                   $16,786
May. 97                             $17,298                   $17,724
Jun. 97                             $17,831                   $18,485
Jul. 97                             $19,624                   $19,875
Aug. 97                             $19,326                   $19,167
Sep. 97                             $20,352                   $20,325
Oct. 97                             $19,306                   $19,758
Nov. 97                             $19,511                   $20,631
Dec. 97                             $19,782                   $21,234
Jan. 98                             $20,037                   $20,934
Feb. 98                             $21,789                   $22,343
Mar. 98                             $23,020                   $23,710
Apr. 98                             $23,142                   $23,869
May. 98                             $22,943                   $23,516
Jun. 98                             $22,888                   $23,817
Jul. 98                             $22,100                   $23,398
Aug. 98                             $18,076                   $19,916
Sep. 98                             $18,996                   $21,059
Oct. 98                             $20,536                   $22,692
Nov. 98                             $21,822                   $23,749
Dec. 98                             $22,191                   $24,556
Jan. 99                             $22,621                   $24,753
Feb. 99                             $22,035                   $24,404
Mar. 99                             $22,743                   $24,909
Apr. 99                             $25,163                   $27,236
May. 99                             $25,137                   $26,936
Jun. 99                             $25,557                   $27,717
Jul. 99                             $24,504                   $26,905
Aug. 99                             $23,629                   $25,907
Sep. 99                             $22,361                   $25,003
Oct. 99                             $23,210                   $26,443
Nov. 99                             $22,839                   $26,237
Dec. 99                             $23,277                   $26,363
Jan. 00                             $21,639                   $25,503
Feb. 00                             $19,693                   $23,608
Mar. 00                             $22,480                   $26,488
Apr. 00                             $23,161                   $26,181
May. 00                             $23,117                   $26,456
Jun. 00                             $21,506                   $25,247
Jul. 00                             $22,463                   $25,563
Aug. 00                             $23,768                   $26,984
Sep. 00                             $23,376                   $27,232
Oct. 00                             $24,304                   $27,902
Nov. 00                             $23,521                   $26,867
Dec. 00                             $25,694                   $28,213
Jan. 01                             $26,956                   $28,320
Feb. 01                             $26,937                   $27,533
Mar. 01                             $26,116                   $26,561
Apr. 01                             $27,680                   $27,862
May. 01                             $28,483                   $28,489
Jun. 01                             $28,121                   $27,857
Jul. 01                             $28,101                   $27,798
Aug. 01                             $26,859                   $26,684
Sep. 01                             $23,872                   $24,805
Oct. 01                             $23,853                   $24,592
Nov. 01                             $26,098                   $26,021

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1995
    --------------------------------------------------------------
                               10.96       10.88          15.27

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    The portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. LARGE CAP VALUE PORTFOLIO III

    The U.S. Large Cap Value Portfolio III seeks to capture the returns of U.S. large company value stocks by purchasing shares of a The U.S. Large Cap Value Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 182 stocks as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the Master Fund's assets.

    As a result of the the U.S. Large Cap Value Portfolio III's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark- Index, and -3.15% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio III over this period was 10.96%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (19,575,224 Shares, Cost
  $237,642)++ at Value......................................  $   282,666
Receivable for Fund Shares Sold.............................          791
Prepaid Expenses and Other Assets...........................           17
                                                              -----------
    Total Assets............................................      283,474
                                                              -----------

LIABILITIES:
Payables:
  Fund Shares Redeemed......................................          215
  Investment Securities Purchased...........................          576
Accrued Expenses and Other Liabilities......................           25
                                                              -----------
    Total Liabilities.......................................          816
                                                              -----------

NET ASSETS..................................................  $   282,658
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   21,711,267
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     13.02
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   205,926
Accumulated Net Investment Income (Loss)....................        3,906
Accumulated Net Realized Gain (Loss)........................       27,802
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       45,024
                                                              -----------
    Total Net Assets........................................  $   282,658
                                                              ===========

--------------

++ The cost for federal income tax purposes is $240,207.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $ 4,864
                                                                     -------

EXPENSES
  Administrative Services...................................              28
  Accounting & Transfer Agent Fees..........................              14
  Legal Fees................................................              16
  Audit Fees................................................               4
  Filing Fees...............................................              27
  Shareholders' Reports.....................................              34
  Directors' Fees and Expenses..............................               3
  Other.....................................................               2
                                                                     -------
        Total Expenses......................................             128
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           4,736
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................          26,508
  Net Realized Gain (Loss) on Investment Securities Sold....           4,574
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (4,966)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          26,116
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $30,852
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2001            2000
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   4,736        $  6,839
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            26,508          68,004
  Net Realized Gain (Loss) on Investment Securities Sold....             4,574           4,591
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (4,966)        (71,701)
                                                                     ---------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            30,852           7,733
                                                                     ---------        --------

Distributions From:
  Net Investment Income.....................................            (6,739)         (7,854)
  Net Realized Gains........................................           (66,850)        (58,235)
                                                                     ---------        --------
        Total Distributions.................................           (73,589)        (66,089)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................            68,303          70,434
  Shares Issued in Lieu of Cash Distributions...............            73,589          66,089
  Shares Redeemed...........................................          (108,461)       (204,850)
                                                                     ---------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            33,431         (68,327)
                                                                     ---------        --------
        Total Increase (Decrease)...........................            (9,306)       (126,683)
NET ASSETS
    Beginning of Period.....................................           291,964         418,647
                                                                     ---------        --------
    End of Period...........................................         $ 282,658        $291,964
                                                                     =========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             5,312           4,574
    Shares Issued in Lieu of Cash Distributions.............             6,117           4,291
    Shares Redeemed.........................................            (7,728)        (12,813)
                                                                     ---------        --------
                                                                         3,701          (3,948)
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  16.21     $  19.07     $  19.68     $  19.02     $  15.76
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.27         0.40         0.36         0.33         0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      1.13           --         0.47         1.75         3.52
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      1.40         0.40         0.83         2.08         3.84
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.42)       (0.39)       (0.32)       (0.33)       (0.29)
  Net Realized Gains...............     (4.17)       (2.87)       (1.12)       (1.09)       (0.29)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (4.59)       (3.26)       (1.44)       (1.42)       (0.58)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  13.02     $  16.21     $  19.07     $  19.68     $  19.02
                                     ========     ========     ========     ========     ========
Total Return.......................     10.94%        3.00%        4.65%       11.85%       25.23%

Net Assets, End of Period
  (thousands)......................  $282,658     $291,964     $418,647     $484,611     $471,038
Ratio of Expenses to Average Net
  Assets (1) ......................      0.20%        0.20%        0.19%        0.19%        0.23%
Ratio of Net Investment Income to
  Average Net Assets...............      1.71%        2.06%        1.73%        1.67%        1.79%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         6%          26%          43%          25%          18%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 17% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $42,459
Gross Unrealized Depreciation...............................       --
                                                              -------
  Net.......................................................  $42,459
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio III (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                             $10,000                   $10,000
Apr. 93                       $9,971                    $9,872
May. 93                      $10,079                   $10,070
Jun. 93                      $10,293                   $10,292
Jul. 93                      $10,440                   $10,407
Aug. 93                      $10,693                   $10,783
Sep. 93                      $10,507                   $10,800
Oct. 93                      $10,634                   $10,793
Nov. 93                      $10,535                   $10,570
Dec. 93                      $10,788                   $10,771
Jan. 94                      $11,098                   $11,178
Feb. 94                      $10,598                   $10,796
Mar. 94                      $10,169                   $10,394
Apr. 94                      $10,329                   $10,594
May. 94                      $10,259                   $10,716
Jun. 94                      $10,045                   $10,460
Jul. 94                      $10,490                   $10,785
Aug. 94                      $10,793                   $11,095
Sep. 94                      $10,478                   $10,726
Oct. 94                      $10,683                   $10,875
Nov. 94                      $10,204                   $10,436
Dec. 94                      $10,327                   $10,556
Jan. 95                      $10,565                   $10,881
Feb. 95                      $11,163                   $11,311
Mar. 95                      $11,334                   $11,559
Apr. 95                      $11,749                   $11,924
May. 95                      $12,361                   $12,426
Jun. 95                      $12,631                   $12,595
Jul. 95                      $13,185                   $13,033
Aug. 95                      $13,582                   $13,217
Sep. 95                      $14,051                   $13,695
Oct. 95                      $13,474                   $13,560
Nov. 95                      $14,211                   $14,247
Dec. 95                      $14,313                   $14,605
Jan. 96                      $14,720                   $15,060
Feb. 96                      $14,939                   $15,175
Mar. 96                      $15,459                   $15,433
Apr. 96                      $15,712                   $15,492
May. 96                      $15,978                   $15,685
Jun. 96                      $15,513                   $15,698
Jul. 96                      $14,824                   $15,104
Aug. 96                      $15,413                   $15,536
Sep. 96                      $15,721                   $16,155
Oct. 96                      $16,235                   $16,780
Nov. 96                      $17,406                   $17,996
Dec. 96                      $17,235                   $17,766
Jan. 97                      $17,852                   $18,628
Feb. 97                      $18,207                   $18,902
Mar. 97                      $17,374                   $18,221
Apr. 97                      $17,945                   $18,986
May. 97                      $19,338                   $20,048
Jun. 97                      $19,933                   $20,908
Jul. 97                      $21,931                   $22,480
Aug. 97                      $21,608                   $21,680
Sep. 97                      $22,747                   $22,989
Oct. 97                      $21,582                   $22,348
Nov. 97                      $21,811                   $23,336
Dec. 97                      $22,116                   $24,017
Jan. 98                      $22,411                   $23,678
Feb. 98                      $24,369                   $25,272
Mar. 98                      $25,736                   $26,819
Apr. 98                      $25,878                   $26,998
May. 98                      $25,661                   $26,599
Jun. 98                      $25,599                   $26,939
Jul. 98                      $24,711                   $26,465
Aug. 98                      $20,213                   $22,527
Sep. 98                      $21,238                   $23,820
Oct. 98                      $22,973                   $25,666
Nov. 98                      $24,411                   $26,862
Dec. 98                      $24,817                   $27,775
Jan. 99                      $25,298                   $27,998
Feb. 99                      $24,648                   $27,603
Mar. 99                      $25,444                   $28,174
Apr. 99                      $28,151                   $30,806
May. 99                      $28,123                   $30,467
Jun. 99                      $28,593                   $31,350
Jul. 99                      $27,409                   $30,432
Aug. 99                      $26,425                   $29,303
Sep. 99                      $25,006                   $28,280
Oct. 99                      $25,964                   $29,909
Nov. 99                      $25,541                   $29,676
Dec. 99                      $26,036                   $29,818
Jan. 00                      $24,211                   $28,846
Feb. 00                      $22,034                   $26,703
Mar. 00                      $25,157                   $29,961
Apr. 00                      $25,914                   $29,613
May. 00                      $25,862                   $29,924
Jun. 00                      $24,065                   $28,556
Jul. 00                      $25,128                   $28,913
Aug. 00                      $26,598                   $30,521
Sep. 00                      $26,165                   $30,802
Oct. 00                      $27,198                   $31,560
Nov. 00                      $26,325                   $30,389
Dec. 00                      $28,755                   $31,911
Jan. 01                      $30,170                   $32,032
Feb. 01                      $30,149                   $31,142
Mar. 01                      $29,229                   $30,043
Apr. 01                      $30,968                   $31,515
May. 01                      $31,869                   $32,224
Jun. 01                      $31,481                   $31,508
Jul. 01                      $31,440                   $31,442
Aug. 01                      $30,053                   $30,181
Sep. 01                      $26,711                   $28,057
Oct. 01                      $26,690                   $27,815
Nov. 01                      $29,209                   $29,431

    ANNUALIZED                  ONE         FIVE            FROM
    TOTAL RETURN (%)           YEAR        YEARS         APRIL 1993
    ----------------------------------------------------------------
                               10.96       10.91           13.17

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.9%)
 *3COM Corp............................................       53,400   $      238,965
 *#Adelphia Communications Corp. Class A...............      172,800        4,338,144
 *Advanced Micro Devices, Inc..........................       29,000          393,240
 Aetna, Inc............................................      539,626       16,820,142
 AK Steel Holding Corp.................................      663,675        7,034,955
 *Alaska Air Group, Inc................................      108,500        3,108,525
 Albemarle Corp........................................      102,100        2,273,767
 *Allegheny Corp.......................................       16,901        3,224,035
 Alliant Energy Corp...................................      212,900        5,982,490
 Allmerica Financial Corp..............................       94,900        4,070,261
 Allstate Corp.........................................      878,800       30,090,112
 Amerada Hess Corp.....................................       65,000        3,776,500
 *America West Holdings Corp. Class B..................       19,400           50,440
 American Financial Group, Inc.........................      177,400        4,360,492
 American National Insurance Co........................       46,700        3,696,071
 AmerUs Group Co.......................................       45,600        1,586,424
 *AMR Corp.............................................      361,200        7,715,232
 Anadarko Petroleum Corp...............................        4,600          238,740
 *AOL Time Warner, Inc.................................        4,000          139,600
 *Apple Computer, Inc..................................        1,000           21,295
 *#Applied Micro Circuits Corp.........................        1,000           13,625
 Archer-Daniels Midland Co.............................    2,375,260       36,555,251
 *Arrow Electronics, Inc...............................      308,200        8,481,664
 Ashland, Inc..........................................      245,700       10,479,105
 Astoria Financial Corp................................       12,600          626,724
 AT&T Corp.............................................    1,149,900       20,111,751
 *AT&T Wireless Services, Inc..........................      370,037        5,169,417
 *AutoNation, Inc......................................    2,057,600       22,757,056
 Bear Stearns Companies, Inc...........................      373,770       21,491,775
 Belo (A.H.) Corp. Class A.............................      324,200        5,796,696
 Big Lots, Inc.........................................      253,500        2,382,900
 Boise Cascade Corp....................................      213,400        6,837,336
 *Borders Group, Inc...................................       22,700          436,975
 Borg Warner Automotive, Inc...........................      100,800        4,636,800
 Bowater, Inc..........................................      168,400        8,098,356
 Brunswick Corp........................................      297,600        5,862,720
 Burlington Northern Santa Fe Corp.....................    1,283,000       37,604,730
 #Centex Corp..........................................      229,000       10,348,510
 Cincinnati Financial Corp.............................      551,580       21,274,441
 Circuit City Stores, Inc. (Circuit City Group)........       98,000        1,719,900
 *#Clear Channel Communications, Inc...................      236,000       11,028,280
 *CNA Financial Corp...................................      635,600       17,796,800
 *CNET Networks, Inc...................................       38,114          285,283
 Coca-Cola Enterprises, Inc............................    1,785,400       31,155,230
 Commerce Group, Inc...................................       93,100        3,505,215
 Commercial Federal Corp...............................       98,900        2,516,016
 *#Conseco, Inc........................................    1,199,100        5,072,193
 Countrywide Credit Industries, Inc....................      410,000       17,416,800
 Crompton Corp.........................................        5,637           45,096
 CSX Corp..............................................      577,800       21,609,720
 #Cummins Engine Co., Inc..............................      147,700        5,355,602
 *Curtiss-Wright Corp-Cl B W/I.........................       14,535          581,414
 Dana Corp.............................................      510,700        6,996,590
 Delphi Automotive Systems Corp........................       19,830          272,068

                                                               SHARES          VALUE+
                                                               ------          ------

 Delta Air Lines, Inc..................................      402,500   $   11,664,450
 Dillards, Inc. Class A................................      348,900        5,774,295
 Eastman Chemical Co...................................       83,200        3,192,384
 *Extended Stay America, Inc...........................      346,900        5,446,330
 *Federated Department Stores, Inc.....................      618,200       22,873,400
 First American Financial Corp.........................       54,300          969,255
 First Citizens Bancshares, Inc........................       10,300          959,393
 Florida East Coast Industries Inc. Class B............        7,739          154,006
 Florida East Coast Industries, Inc....................       60,400        1,328,800
 *Foot Locker, Inc.....................................      574,700        9,275,658
 Ford Motor Co.........................................    1,770,900       33,540,846
 Fortune Brands, Inc...................................      397,300       15,601,971
 GATX Corp.............................................      140,300        3,952,251
 General Motors Corp...................................    1,060,100       52,686,970
 *General Motors Corp. Class H.........................      826,438       11,900,707
 Georgia-Pacific Corp..................................      334,900       10,736,894
 Golden State Bancorp, Inc.............................      103,200        2,566,584
 #Goodyear Tire & Rubber Co............................      493,200       11,047,680
 Greenpoint Financial Corp.............................      265,700        9,522,688
 Harris Corp...........................................      151,400        4,829,660
 Hasbro, Inc...........................................       79,000        1,299,550
 *Healthsouth Corp.....................................    1,481,200       21,803,264
 *Hearst-Argyle Television, Inc........................      238,600        5,070,250
 Helmerich & Payne, Inc................................      146,800        4,135,356
 Hibernia Corp.........................................      301,300        4,935,294
 Hollinger International, Inc. Class A.................      268,700        2,915,395
 Horton (D.R.), Inc....................................      429,877       12,045,154
 *Humana, Inc..........................................      618,900        7,785,762
 Huntington Bancshares, Inc............................       11,000          178,090
 *i2 Technologies Inc..................................      205,800        1,180,263
 IMC Global, Inc.......................................      438,300        5,150,025
 Independence Community Bank Corp......................       12,500          295,687
 *Ingram Micro, Inc....................................      269,200        4,145,680
 International Paper Co................................    1,215,775       48,570,211
 *#JDS Uniphase Corp...................................      693,300        6,988,464
 *#K Mart Corp.........................................    1,768,000       10,784,800
 *Key3Media Group, Inc.................................       56,100          257,499
 KeyCorp...............................................      941,600       21,562,640
 Lafarge Corp..........................................      257,500        9,432,225
 *Lear Corp............................................      110,900        3,964,675
 *#Level 3 Communications, Inc.........................      195,500        1,089,913
 Liberty Financial Companies, Inc......................      167,500        5,589,475
 *#Liberty Media Corp..................................      766,800       10,083,420
 Lincoln National Corp.................................      309,400       14,758,380
 Lockheed Martin Corp..................................      489,500       22,737,275
 Loews Corp............................................      636,800       36,189,344
 Longs Drug Stores Corp................................       50,900        1,166,119
 Louisiana-Pacific Corp................................      383,400        2,944,512
 Lubrizol Corp.........................................      182,000        5,803,980
 Lucent Technologies, Inc..............................    1,386,300       10,147,716
 Lyondell Chemical Co..................................      447,200        6,350,240
 *#Mandalay Resort Group...............................      296,300        6,400,080
 *Manor Care, Inc......................................      222,000        5,183,700
 MBIA, Inc.............................................      139,650        7,112,375
 Mead Corp.............................................      376,300       11,635,196
 *#Metromedia Fiber Network, Inc.......................      196,800          112,176

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *MGM Grand, Inc.......................................       99,000   $    2,608,650
 *MIPS Technologies, Inc., Class B.....................       10,116           87,402
 Mony Group, Inc.......................................       46,200        1,446,984
 #Motorola, Inc........................................      149,000        2,479,360
 Norfolk Southern Corp.................................    1,537,600       29,814,064
 Northrop Grumman Corp.................................      241,000       22,625,080
 *#NTL, Inc............................................       99,000          183,150
 Occidental Petroleum Corp.............................      650,800       16,270,000
 *Office Depot, Inc....................................       65,200        1,052,980
 Old Republic International Corp.......................      334,275        8,975,284
 Omnicare, Inc.........................................      360,300        7,703,214
 Pacific Century Financial Corp........................      337,800        8,512,560
 *Pactiv Corp..........................................      613,100       10,729,250
 *Park Place Entertainment Corp........................      800,400        6,723,360
 Penney (J.C.) Co., Inc................................    1,120,000       28,380,800
 Penzoil Quaker State Co...............................       55,600          722,800
 Phelps Dodge Corp.....................................      287,085       10,286,256
 *Pioneer Natural Resources Co.........................      483,900        8,105,325
 *Pride International, Inc.............................       50,000          640,000
 Pulitzer, Inc.........................................        1,700           81,345
 Pulte Corp............................................      124,200        4,874,850
 Questar Corp..........................................      271,400        6,312,764
 Qwest Communications International, Inc...............      713,600        8,491,840
 Rayonier, Inc.........................................       83,000        3,795,590
 Raytheon Co...........................................    1,084,000       35,522,680
 *#Rite Aid Corp.......................................      969,800        4,548,362
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       14,418,573
 Ryder System, Inc.....................................      275,400        5,645,700
 Safeco Corp...........................................      486,400       15,635,328
 Saint Paul Companies, Inc.............................      695,326       32,735,948
 *Saks, Inc............................................      743,200        6,094,240
 Sears, Roebuck & Co...................................      867,500       39,479,925
 *Service Corp. International..........................      903,100        5,301,197
 *Six Flags, Inc.......................................      315,900        4,523,688
 *Smurfit-Stone Container Corp.........................      106,626        1,716,145
 #Sovereign Bancorp, Inc...............................      781,020        8,630,271
 Sprint Corp...........................................       65,900        1,435,961
 St. Joe Corp..........................................        7,100          192,481
 Starwood Hotels and Resorts Worldwide, Inc............      573,700       15,570,218
 #Sunoco, Inc..........................................      298,800       10,924,128
 Supervalu, Inc........................................      565,200       12,813,084
 Temple-Inland, Inc....................................      131,300        7,502,482
 Thomas & Betts Corp...................................       46,900          957,229
 Tidewater, Inc........................................      100,900        2,875,650
 *Toys R Us, Inc.......................................      819,300       17,623,143
 TRW, Inc..............................................       30,000        1,170,600
 Tyson Foods, Inc. Class A.............................      912,556       10,978,049

                                                               SHARES          VALUE+
                                                               ------          ------

 UAL Corp..............................................      190,500   $    3,213,735
 #Ultramar Diamond Shamrock Corp.......................      233,200       11,193,600
 Union Pacific Corp....................................      824,200       45,372,210
 Unionbancal Corp......................................       86,600        3,181,684
 *United Rentals, Inc..................................      288,500        6,280,645
 Unitrin, Inc..........................................      223,800        8,705,820
 UnumProvident Corp....................................      838,989       21,645,916
 USX-Marathon Group, Inc...............................      911,450       24,973,730
 USX-US Steel Group....................................      326,200        5,509,518
 #Valero Energy Corp...................................      114,300        4,000,500
 Valhi, Inc............................................      158,500        2,036,725
 *#VeriSign, Inc.......................................       23,800          891,072
 *Viacom, Inc. Class B.................................        3,000          130,950
 *Vishay Intertechnology, Inc..........................      182,616        3,356,482
 Visteon Corp..........................................      273,569        3,775,252
 *WebMD Corp...........................................      321,200        1,597,970
 Weis Markets, Inc.....................................       20,800          582,400
 Wesco Financial Corp..................................       13,540        4,197,400
 Westvaco Corp.........................................      393,950       11,270,910
 #Weyerhaeuser Co......................................      183,800        9,713,830
 *Worldcom, Inc........................................    1,048,300       15,252,765
 #WorldCom, Inc........................................       28,372          371,815
 Worthington Industries, Inc...........................      140,800        2,083,840
 #Xerox Corp...........................................       75,000          630,000
 York International Corp...............................      137,800        5,029,700
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,552,038,771)................................                 1,633,506,335
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $1,255,265) to be
   repurchased at $1,236,206
   (Cost $1,236,000)...................................   $    1,236        1,236,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,553,274,771)++..............................                $1,634,742,335
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,553,444,235

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $ 1,634,742
Collateral for Securities Loaned............................       83,790
Cash........................................................            1
Receivables:
  Dividends and Interest....................................        3,955
  Fund Shares Sold..........................................          640
Prepaid Expenses and Other Assets...........................            2
                                                              -----------
    Total Assets............................................    1,723,130
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       83,790
  Fund Shares Redeemed......................................        1,995
Accrued Expenses and Other Liabilities......................          262
                                                              -----------
    Total Liabilities.......................................       86,047
                                                              -----------

NET ASSETS..................................................  $ 1,637,083
                                                              ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................  113,389,919
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     14.44
                                                              ===========
Investments at Cost.........................................  $ 1,553,275
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................    1,566,273
Accumulated Net Investment Income (Loss)....................          697
Accumulated Net Realized Gain (Loss)........................      (11,355)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................       81,468
                                                              -----------
    Total Net Assets........................................  $ 1,637,083
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.................................................         $ 30,959
  Interest..................................................              241
  Income from Securities Lending............................              133
                                                                     --------
        Total Investment Income.............................           31,333
                                                                     --------
EXPENSE
  Investment Advisory Services..............................            1,732
  Accounting & Transfer Agent Fees..........................              634
  Custodian Fees............................................              165
  Legal Fees................................................               14
  Audit Fees................................................               24
  Shareholders' Reports.....................................                7
  Trustees' Fees and Expenses...............................                9
  Other.....................................................               75
                                                                     --------
        Total Expenses......................................            2,660
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................           28,673
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (11,185)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          165,772
                                                                     --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          154,587
                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $183,260
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)..............................         $   28,673        $    38,231
  Net Realized Gain (Loss) on Investment Securities Sold....            (11,185)           167,552
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            165,772           (153,465)
                                                                     ----------        -----------
        Net Increase (Decrease) in Net Assets Resulting From
          Operations........................................            183,260             52,318
                                                                     ----------        -----------
DISTRIBUTIONS FROM:
  Net Investment Income.....................................            (30,420)           (36,997)
  Net Realized Gains........................................           (167,503)          (310,296)
                                                                     ----------        -----------
        Total Distributions.................................           (197,923)          (347,293)
                                                                     ----------        -----------
CAPITAL SHARE TRANSACTIONS (1):
  Shares Issued.............................................            186,202            394,020
  Shares Issued in Lieu of Cash Distributions...............            191,512            344,153
  Shares Redeemed...........................................           (461,311)          (495,937)
                                                                     ----------        -----------
Net Increase (Decrease) from Capital Share Transactions.....            (83,597)           242,236
                                                                     ----------        -----------
        Total Increase (Decrease)...........................            (98,260)           (52,739)
NET ASSETS
    Beginning of Period.....................................          1,735,343          1,788,082
                                                                     ----------        -----------
    End of Period...........................................         $1,637,083        $ 1,735,343
                                                                     ==========        ===========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             12,674             26,884
    Shares Issued in Lieu of Cash Distributions.............             13,967             24,149
    Shares Redeemed.........................................            (31,216)           (33,556)
                                                                     ----------        -----------
                                                                         (4,575)            17,477
                                                                     ==========        ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2001          2000          1999          1998          1997
                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, Beginning of
  Period...........................  $    14.71    $    17.79    $    18.79    $    18.09    $    15.52
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.25          0.33          0.34          0.31          0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.25          0.04          0.46          1.71          3.38
                                     ----------    ----------    ----------    ----------    ----------
    Total from Investment
      Operations...................        1.50          0.37          0.80          2.02          3.70
                                     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.27)        (0.32)        (0.34)        (0.32)        (0.31)
  Net Realized Gains...............       (1.50)        (3.13)        (1.46)        (1.00)        (0.82)
                                     ----------    ----------    ----------    ----------    ----------
    Total Distributions............       (1.77)        (3.45)        (1.80)        (1.32)        (1.13)
                                     ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.....  $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
                                     ==========    ==========    ==========    ==========    ==========
Total Return.......................       10.97%         3.06%         4.64%        11.93%        25.31%

Net Assets, End of Period
  (thousands)......................  $1,637,083    $1,735,343    $1,788,082    $1,755,907    $1,489,996
Ratio of Expenses to Average Net
  Assets...........................        0.15%         0.16%         0.16%         0.16%         0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.66%         2.20%         1.80%         1.67%         1.96%
Portfolio Turnover Rate............           6%           26%           43%           25%           18%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

        Purchases...........................................  $101,404
        Sales...............................................   366,106

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

        Gross Unrealized Appreciation.......................  $ 291,390
        Gross Unrealized Depreciation.......................   (210,092)
                                                              ---------
              Net...........................................  $  81,298
                                                              =========

    At November 30, 2001, the Series had a capital loss carryforward in the amount of $11,185,000 which expires on November 30, 2009.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. Borrowings under the line of credit by the Series for the year ended November 30, 2001 were as follows:

  WEIGHTED           WEIGHTED          NUMBER OF        INTEREST       MAXIMUM AMOUNT
   AVERAGE           AVERAGE             DAYS           EXPENSE        BORROWED DURING
INTEREST RATE      LOAN BALANCE       OUTSTANDING       INCURRED         THE PERIOD
-------------      ------------       -----------       --------       ---------------
  6.37%             $5,953,510            51            $ 55,021         $26,555,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorgan Chase and UBS Warburg, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $78,051,432, the related collateral cash received was $83,790,479 and the value of collateral on overnight repurchase agreements was $85,512,460.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value
Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002